CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF OPERATIONS
Revenue	$ 397,564	$ 321,324	$ 317,923
Costs and Expenses.
Cost of revenue, excluding depreciation and amortization	207,397	140,290	150,350
Sales and marketing	54,981	50,680	79,845
General and administrative	112,552	83,061	87,417
Research and development	24,928	17,669	21,129
Depreciation and amortization	22,860	17,486	19,450
Total costs and expenses	422,718	309,186	358,191
(Loss) income from operations	(25,154)	12,138	(40,268)
Other (expense) income, net	(2,740)	1,593	1,598
Interest (expense) income, net	(2,885)	(923)	1,393
Change in fair value of warrants	4,740
Change in fair value of derivative liability	26,745
Loss on disposition of subsidiaries	(1,234)	(711)
(Loss) income before income taxes	(528)	12,097	(37,277)
Income tax (benefit) provision	(26,404)	941	(358)
Net income (loss)	25,876	11,156	(36,919)
Net income attributable to the redeemable noncontrolling interest	936	820	273
Net income attributable to noncontrolling interests	228
Net income (loss) attributable to BuzzFeed, Inc.	24,712	$ 10,336	(37,192)
Net income (loss) attributable to holders of Class A, Class B and Class C common stock , Basic			(37,192)
Net income (loss) attributable to holders of Class A, Class B and Class C common stock , Diluted	$ (716)		$ (37,192)
Net income (loss) per Class A, Class B and Class C common share - Basic	$ 0.00	$ 0.00	$ (3.15)
Net income (loss) per Class A, Class B and Class C common share - Diluted	$ (0.03)	$ 0.00	$ (3.15)
Basic weighted average common shares outstanding	27,048	11,942	11,804
Diluted weighted average common shares outstanding	28,001	11,942	11,804